Accounts receivable from card issuers - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 20,748,857	R$ 19,286,590
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 20,053,392	R$ 18,865,658